Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	$ 1,506,086	$ 1,330,733	$ 583,791
Deferred Income Taxes Constitution1	2,048,142	1,267,994	1,067,729
Deferred Income Taxes Realization1	(1,659,630)	(752,222)	(385,564)
Deferred Income Taxes Foreign Exchange1	177,637	(340,419)	64,777
Deferred income taxes. Ending balance	2,072,235	1,506,086	1,330,733
Deferred income taxes, Other
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	260,314	192,070	123,103
Deferred Income Taxes Constitution1	141,106	189,706	103,257
Deferred Income Taxes Realization1	(43,560)	(41,209)	(45,132)
Deferred Income Taxes Foreign Exchange1	65,260	(80,204)	10,842
Deferred income taxes. Ending balance	425,143	260,314	192,070
Deferred income taxes, Recognized in OCI	1,855	(59)
Deferred income taxes, Other		10
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,766,400	1,520,695	713,193
Deferred Income Taxes Constitution1	2,189,248	1,457,700	1,170,986
Deferred Income Taxes Realization1	(1,703,190)	(791,323)	(437,483)
Deferred Income Taxes Foreign Exchange1	242,897	(420,623)	73,999
Deferred income taxes. Ending balance	2,497,378	1,766,400	1,520,695
Deferred income taxes, Recognized in OCI	1,855	(59)
Deferred income taxes, Other		10
Tax Loss And Negative Basis Of Social Contribution One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	145,603	92,918	97,857
Deferred Income Taxes Constitution1	39,418	87,296	61,047
Deferred Income Taxes Realization1	(63,895)	(13,343)	(72,662)
Deferred Income Taxes Foreign Exchange1	20,740	(21,313)	6,676
Deferred income taxes. Ending balance	141,911	145,603	92,918
Deferred income taxes, Other		45
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,912,003	1,613,613	811,050
Deferred Income Taxes Constitution1	2,228,666	1,544,996	1,232,033
Deferred Income Taxes Realization1	(1,767,085)	(804,666)	(510,145)
Deferred Income Taxes Foreign Exchange1	263,637	(441,936)	80,675
Deferred income taxes. Ending balance	2,639,289	1,912,003	1,613,613
Deferred income taxes, Recognized in OCI	1,855	(59)
Deferred income taxes, Other		55
Fair Value Changes Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(71,237)
Deferred Income Taxes Constitution1	(28,158)
Deferred Income Taxes Realization1	873
Deferred Income Taxes Foreign Exchange1	2,562
Deferred income taxes. Ending balance	(96,065)	(71,237)
Deferred income taxes, Recognized in OCI	(121)
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(22,427)	(54,937)	(24,088)
Deferred Income Taxes Constitution1	(8,749)	(5,098)	(59,381)
Deferred Income Taxes Realization1	9,833	25,200	25,635
Deferred Income Taxes Foreign Exchange1	(10,914)	12,408	2,897
Deferred income taxes. Ending balance	(32,257)	(22,427)	(54,937)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(93,664)	(75,778)	(41,118)
Deferred Income Taxes Constitution1	(36,907)	(67,877)	(66,000)
Deferred Income Taxes Realization1	10,706	28,190	31,213
Deferred Income Taxes Foreign Exchange1	(8,352)	22,166	2,077
Deferred income taxes. Ending balance	(128,322)	(93,664)	(75,778)
Deferred income taxes, Recognized in OCI	(121)	(349)	(1,950)
Deferred income taxes, Other		(16)
Deferred Tax Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,818,339	1,537,835	769,932
Deferred Income Taxes Constitution1	2,191,759	1,477,119	1,166,033
Deferred Income Taxes Realization1	(1,756,379)	(776,476)	(478,932)
Deferred Income Taxes Foreign Exchange1	255,285	(419,770)	82,752
Deferred income taxes. Ending balance	2,510,967	1,818,339	1,537,835
Deferred income taxes, Recognized in OCI	1,734	(408)	(1,950)
Deferred income taxes, Other		39
Fair Value Changes Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(2,969)	(5,375)	(1,758)
Deferred Income Taxes Constitution1	(8,121)	12,792	107,410
Deferred Income Taxes Realization1			(118,829)
Deferred Income Taxes Foreign Exchange1	775	1,105	7,802
Deferred income taxes. Ending balance	(13,334)	(2,969)	(5,375)
Deferred income taxes, Recognized in OCI	(3,019)	(11,491)	3,616
Unused Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes Constitution1	2,183,638		1,273,443
Deferred Income Taxes Realization1	(1,756,379)	(776,476)	(597,761)
Deferred income taxes, Recognized in OCI	(1,285)	(11,899)	1,666
Deferred income taxes, Other		39
Deferred Income Taxes Constitution		1,489,911
Allowance For Financial Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes		(2,108)	6,299
Deferred Income Taxes Realization1		2,108	(6,787)
Deferred Income Taxes Foreign Exchange1			(1,620)
Deferred income taxes. Ending balance			(2,108)
Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(9,146)	(11,509)	(13,739)
Deferred Income Taxes Constitution1		(928)	(3,082)
Deferred Income Taxes Realization1		2,820	5,772
Deferred Income Taxes Foreign Exchange1		471	(460)
Deferred income taxes. Ending balance		(9,146)	(11,509)
Fair Value Changes Financial Instruments One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	$ (62,091)	(9,332)	(3,291)
Deferred Income Taxes Constitution1		(61,851)	(3,537)
Deferred Income Taxes Realization1		170	(194)
Deferred Income Taxes Foreign Exchange1		9,287	(360)
Deferred income taxes. Ending balance		(62,091)	(9,332)
Deferred income taxes, Recognized in OCI		(349)	$ (1,950)
Deferred income taxes, Other		$ (16)